Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2021
Commitments And Contingencies
Schedule of Expected Future Minimum Lease Payments
	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	440	1,073	1,513
1 - 3 years	11	1,297	1,308
4 - 5 years	—	36	36
More than 5 years	—	—	—
Total	451	2,406	2,857

Schedule of R&D and Revenue Related Milestone Payments
	Future potential R&D milestone payments	Future potential revenue milestone payments	TOTAL
	$	$	$
Less than 1 year	29	—	29
1 - 3 years	—	—	—
4 - 5 years	431	—	431
More than 5 years	4,266	7,656	11,922
Total	4,726	7,656	12,382